Exhibit 99.3

3097 Satellite Blvd., Ste. 600, Duluth, GA 30096
770.497.9100

 August 1, 2024

Invitation Homes Operating Partnership LP
5420 LBJ Freeway, Suite 600

Dallas, TX 75240

RE: Invitation Homes 2024-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Invitation Homes Operating Partnership LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

Page | 1

b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 424 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I
Client Code	HOA Status
j0117431	APPARENT NON-HOA PROPERTY
j0114855	APPARENT NON-HOA PROPERTY
j0117753	APPARENT NON-HOA PROPERTY
j0114469	APPARENT NON-HOA PROPERTY
j0114589	APPARENT NON-HOA PROPERTY
j0116073	APPARENT NON-HOA PROPERTY
j0117273	APPARENT NON-HOA PROPERTY
j0117731	APPARENT NON-HOA PROPERTY
j0118374	APPARENT NON-HOA PROPERTY
j1110814	APPARENT NON-HOA PROPERTY
j0115162	APPARENT NON-HOA PROPERTY
j0115813	APPARENT NON-HOA PROPERTY
j0116420	APPARENT NON-HOA PROPERTY
j0115208	APPARENT NON-HOA PROPERTY
j0116113	APPARENT NON-HOA PROPERTY
j0116211	APPARENT NON-HOA PROPERTY
j0116249	APPARENT NON-HOA PROPERTY
j0116541	APPARENT NON-HOA PROPERTY
j0117025	APPARENT NON-HOA PROPERTY
j0117088	APPARENT NON-HOA PROPERTY
j0117207	APPARENT NON-HOA PROPERTY
j0117265	APPARENT NON-HOA PROPERTY
j0117406	APPARENT NON-HOA PROPERTY
j1111332	APPARENT NON-HOA PROPERTY
j0117522	APPARENT NON-HOA PROPERTY
j0114583	APPARENT NON-HOA PROPERTY
j0114833	APPARENT NON-HOA PROPERTY
j0115149	APPARENT NON-HOA PROPERTY
j0115646	APPARENT NON-HOA PROPERTY
j0116053	APPARENT NON-HOA PROPERTY
j0116199	APPARENT NON-HOA PROPERTY
j0116251	APPARENT NON-HOA PROPERTY
j0116257	APPARENT NON-HOA PROPERTY
j0116465	APPARENT NON-HOA PROPERTY
j0116473	APPARENT NON-HOA PROPERTY
j0116488	APPARENT NON-HOA PROPERTY
j0116510	APPARENT NON-HOA PROPERTY
j0116559	APPARENT NON-HOA PROPERTY
j0117024	APPARENT NON-HOA PROPERTY
j0117070	APPARENT NON-HOA PROPERTY

Page | 6

j0117319	APPARENT NON-HOA PROPERTY
j0117370	APPARENT NON-HOA PROPERTY
j0117641	APPARENT NON-HOA PROPERTY
j0117689	APPARENT NON-HOA PROPERTY
j0117894	APPARENT NON-HOA PROPERTY
j0117310	APPARENT NON-HOA PROPERTY
j0115156	APPARENT NON-HOA PROPERTY
j0115762	APPARENT NON-HOA PROPERTY
j0115466	APPARENT NON-HOA PROPERTY
j0119414	APPARENT NON-HOA PROPERTY
j0114574	APPARENT NON-HOA PROPERTY
j0114805	APPARENT NON-HOA PROPERTY
j0114863	APPARENT NON-HOA PROPERTY
j0115250	APPARENT NON-HOA PROPERTY
j0115256	APPARENT NON-HOA PROPERTY
j0115257	APPARENT NON-HOA PROPERTY
j0115335	APPARENT NON-HOA PROPERTY
j0115397	APPARENT NON-HOA PROPERTY
j0115436	APPARENT NON-HOA PROPERTY
j0115535	APPARENT NON-HOA PROPERTY
j0115549	APPARENT NON-HOA PROPERTY
j0115552	APPARENT NON-HOA PROPERTY
j0115595	APPARENT NON-HOA PROPERTY
j0115730	APPARENT NON-HOA PROPERTY
j0115781	APPARENT NON-HOA PROPERTY
j0115794	APPARENT NON-HOA PROPERTY
j0115795	APPARENT NON-HOA PROPERTY
j0115797	APPARENT NON-HOA PROPERTY
j0115799	APPARENT NON-HOA PROPERTY
j0115959	APPARENT NON-HOA PROPERTY
j0116009	APPARENT NON-HOA PROPERTY
j0116046	APPARENT NON-HOA PROPERTY
j0116072	APPARENT NON-HOA PROPERTY
j0116156	APPARENT NON-HOA PROPERTY
j0116157	APPARENT NON-HOA PROPERTY
j0116243	APPARENT NON-HOA PROPERTY
j0116248	APPARENT NON-HOA PROPERTY
j0116255	APPARENT NON-HOA PROPERTY
j0116258	APPARENT NON-HOA PROPERTY
j0116275	APPARENT NON-HOA PROPERTY
j0116289	APPARENT NON-HOA PROPERTY
j0116300	APPARENT NON-HOA PROPERTY
j0116322	APPARENT NON-HOA PROPERTY

Page | 7

j0116352	APPARENT NON-HOA PROPERTY
j0116416	APPARENT NON-HOA PROPERTY
j0116418	APPARENT NON-HOA PROPERTY
j0116419	APPARENT NON-HOA PROPERTY
j0116422	APPARENT NON-HOA PROPERTY
j0116459	APPARENT NON-HOA PROPERTY
j0116460	APPARENT NON-HOA PROPERTY
j0116471	APPARENT NON-HOA PROPERTY
j0116481	APPARENT NON-HOA PROPERTY
j0116486	APPARENT NON-HOA PROPERTY
j0116489	APPARENT NON-HOA PROPERTY
j0116621	APPARENT NON-HOA PROPERTY
j0116894	APPARENT NON-HOA PROPERTY
j0116938	APPARENT NON-HOA PROPERTY
j0117021	APPARENT NON-HOA PROPERTY
j0117069	APPARENT NON-HOA PROPERTY
j0117196	APPARENT NON-HOA PROPERTY
j0117234	APPARENT NON-HOA PROPERTY
j0117237	APPARENT NON-HOA PROPERTY
j0117246	APPARENT NON-HOA PROPERTY
j0117290	APPARENT NON-HOA PROPERTY
j0117296	APPARENT NON-HOA PROPERTY
j0117404	APPARENT NON-HOA PROPERTY
j0117418	APPARENT NON-HOA PROPERTY
j0117455	APPARENT NON-HOA PROPERTY
j0117575	APPARENT NON-HOA PROPERTY
j0117688	APPARENT NON-HOA PROPERTY
j0117783	APPARENT NON-HOA PROPERTY
j0117785	APPARENT NON-HOA PROPERTY
j0117787	APPARENT NON-HOA PROPERTY
j0117974	APPARENT NON-HOA PROPERTY
j0118025	APPARENT NON-HOA PROPERTY
j0118045	APPARENT NON-HOA PROPERTY
j0118177	APPARENT NON-HOA PROPERTY
j0118350	APPARENT NON-HOA PROPERTY
j0118354	APPARENT NON-HOA PROPERTY
j0118368	APPARENT NON-HOA PROPERTY
j0118504	APPARENT NON-HOA PROPERTY
j0118518	APPARENT NON-HOA PROPERTY
j0118545	APPARENT NON-HOA PROPERTY
j0118549	APPARENT NON-HOA PROPERTY
j0118615	APPARENT NON-HOA PROPERTY
j0118626	APPARENT NON-HOA PROPERTY

Page | 8

j0118669	APPARENT NON-HOA PROPERTY
j0119152	APPARENT NON-HOA PROPERTY
j1110027	APPARENT NON-HOA PROPERTY
j1110068	APPARENT NON-HOA PROPERTY
j1110086	APPARENT NON-HOA PROPERTY
j1110112	APPARENT NON-HOA PROPERTY
j1110305	APPARENT NON-HOA PROPERTY
j1110378	APPARENT NON-HOA PROPERTY
j1110407	APPARENT NON-HOA PROPERTY
j1110424	APPARENT NON-HOA PROPERTY
j1110520	APPARENT NON-HOA PROPERTY
j0116412	APPARENT NON-HOA PROPERTY
j0115613	APPARENT NON-HOA PROPERTY
j0115732	APPARENT NON-HOA PROPERTY
j0115780	APPARENT NON-HOA PROPERTY
j0115789	APPARENT NON-HOA PROPERTY
j0115949	APPARENT NON-HOA PROPERTY
j0116415	APPARENT NON-HOA PROPERTY
j0116464	APPARENT NON-HOA PROPERTY
j0117005	APPARENT NON-HOA PROPERTY
j0117071	APPARENT NON-HOA PROPERTY
j0117122	APPARENT NON-HOA PROPERTY
j0117224	APPARENT NON-HOA PROPERTY
j0117305	APPARENT NON-HOA PROPERTY
j0117333	APPARENT NON-HOA PROPERTY
j0117359	APPARENT NON-HOA PROPERTY
j0117493	APPARENT NON-HOA PROPERTY
j0117917	APPARENT NON-HOA PROPERTY
j0118033	APPARENT NON-HOA PROPERTY
j0118039	APPARENT NON-HOA PROPERTY
j0118128	APPARENT NON-HOA PROPERTY
j0118357	APPARENT NON-HOA PROPERTY
j0118490	APPARENT NON-HOA PROPERTY
j0118572	APPARENT NON-HOA PROPERTY
j0118929	APPARENT NON-HOA PROPERTY
j0119325	APPARENT NON-HOA PROPERTY
j1110331	APPARENT NON-HOA PROPERTY
j1110390	APPARENT NON-HOA PROPERTY
j1110519	APPARENT NON-HOA PROPERTY
j0116261	APPARENT NON-HOA PROPERTY
j0114702	APPARENT NON-HOA PROPERTY
j1111698	APPARENT NON-HOA PROPERTY
j1111224	APPARENT NON-HOA PROPERTY

Page | 9

j1110800	APPARENT NON-HOA PROPERTY
j1111270	APPARENT NON-HOA PROPERTY
j0115624	APPARENT NON-HOA PROPERTY
j0116798	APPARENT NON-HOA PROPERTY
j0116056	APPARENT NON-HOA PROPERTY
j0116064	APPARENT NON-HOA PROPERTY
j0116378	APPARENT NON-HOA PROPERTY
j0116805	APPARENT NON-HOA PROPERTY
j0114429	APPARENT NON-HOA PROPERTY
j0114997	APPARENT NON-HOA PROPERTY
j0114408	APPARENT NON-HOA PROPERTY
j0114409	APPARENT NON-HOA PROPERTY
j0116732	APPARENT NON-HOA PROPERTY
j0116888	APPARENT NON-HOA PROPERTY
j0115041	APPARENT NON-HOA PROPERTY
j0115351	APPARENT NON-HOA PROPERTY
j0115792	APPARENT NON-HOA PROPERTY
j1110711	APPARENT NON-HOA PROPERTY
j0115137	APPARENT NON-HOA PROPERTY
j0115109	APPARENT NON-HOA PROPERTY
j1110106	APPARENT NON-HOA PROPERTY
j0118351	APPARENT NON-HOA PROPERTY
j1111359	APPARENT NON-HOA PROPERTY
j0115486	APPARENT NON-HOA PROPERTY
j0118596	APPARENT NON-HOA PROPERTY
j0114437	APPARENT NON-HOA PROPERTY
j1110956	APPARENT NON-HOA PROPERTY
j0118469	APPARENT NON-HOA PROPERTY
j0114471	APPARENT NON-HOA PROPERTY
j0117092	APPARENT NON-HOA PROPERTY
j0119009	APPARENT NON-HOA PROPERTY
j0118327	APPARENT NON-HOA PROPERTY
j0119070	APPARENT NON-HOA PROPERTY
j0116321	APPARENT NON-HOA PROPERTY
j0118261	APPARENT NON-HOA PROPERTY
j0115427	APPARENT NON-HOA PROPERTY
j1111006	APPARENT NON-HOA PROPERTY
j0114983	APPARENT NON-HOA PROPERTY
j0115555	APPARENT NON-HOA PROPERTY
j1110133	APPARENT NON-HOA PROPERTY
j0114822	APPARENT NON-HOA PROPERTY
j0115192	APPARENT NON-HOA PROPERTY
j0115861	APPARENT NON-HOA PROPERTY

Page | 10

j0116630	APPARENT NON-HOA PROPERTY
j0115163	APPARENT NON-HOA PROPERTY
j0115112	APPARENT NON-HOA PROPERTY
j0118049	APPARENT NON-HOA PROPERTY
j1110739	APPARENT NON-HOA PROPERTY
j0118345	APPARENT NON-HOA PROPERTY
j0117680	APPARENT NON-HOA PROPERTY
j0117987	APPARENT NON-HOA PROPERTY
j0118522	APPARENT NON-HOA PROPERTY
j0115783	APPARENT NON-HOA PROPERTY
j0117777	APPARENT NON-HOA PROPERTY
j0118305	APPARENT NON-HOA PROPERTY
j1110968	APPARENT NON-HOA PROPERTY
j0116739	APPARENT NON-HOA PROPERTY
j0116801	APPARENT NON-HOA PROPERTY
j0114964	APPARENT NON-HOA PROPERTY
j0115451	APPARENT NON-HOA PROPERTY
j0116493	APPARENT NON-HOA PROPERTY
j0117500	APPARENT NON-HOA PROPERTY
j0118101	APPARENT NON-HOA PROPERTY
j0119228	APPARENT NON-HOA PROPERTY
j0117694	APPARENT NON-HOA PROPERTY
j0115108	APPARENT NON-HOA PROPERTY
j0116943	APPARENT NON-HOA PROPERTY
j0117440	APPARENT NON-HOA PROPERTY
j0119238	APPARENT NON-HOA PROPERTY
j0114915	APPARENT NON-HOA PROPERTY
j0114993	APPARENT NON-HOA PROPERTY
j0115766	APPARENT NON-HOA PROPERTY
j0116407	APPARENT NON-HOA PROPERTY
j0116426	APPARENT NON-HOA PROPERTY
j0116793	APPARENT NON-HOA PROPERTY
j0118779	APPARENT NON-HOA PROPERTY
j0115805	APPARENT NON-HOA PROPERTY
j0116886	APPARENT NON-HOA PROPERTY
j0117584	APPARENT NON-HOA PROPERTY
j0119141	APPARENT NON-HOA PROPERTY
j1110989	APPARENT NON-HOA PROPERTY
j1111390	APPARENT NON-HOA PROPERTY
j0115817	APPARENT NON-HOA PROPERTY
j0116762	APPARENT NON-HOA PROPERTY
j0116768	APPARENT NON-HOA PROPERTY
j0114681	APPARENT NON-HOA PROPERTY

Page | 11

j0114734	APPARENT NON-HOA PROPERTY
j0115153	APPARENT NON-HOA PROPERTY
j0115176	APPARENT NON-HOA PROPERTY
j0115734	APPARENT NON-HOA PROPERTY
j0115960	APPARENT NON-HOA PROPERTY
j0116356	APPARENT NON-HOA PROPERTY
j0117598	APPARENT NON-HOA PROPERTY
j0117842	APPARENT NON-HOA PROPERTY
j0117924	APPARENT NON-HOA PROPERTY
j0118220	APPARENT NON-HOA PROPERTY
j0118296	APPARENT NON-HOA PROPERTY
j0119113	APPARENT NON-HOA PROPERTY
j1110781	APPARENT NON-HOA PROPERTY
j1110996	APPARENT NON-HOA PROPERTY
j0115354	APPARENT NON-HOA PROPERTY
j1110423	APPARENT NON-HOA PROPERTY
j1110693	APPARENT NON-HOA PROPERTY
j0119330	APPARENT NON-HOA PROPERTY
j1111259	APPARENT NON-HOA PROPERTY
j0118795	APPARENT NON-HOA PROPERTY
j0118984	APPARENT NON-HOA PROPERTY
j1111034	APPARENT NON-HOA PROPERTY
j1111077	APPARENT NON-HOA PROPERTY
j1111300	APPARENT NON-HOA PROPERTY
j1111398	APPARENT NON-HOA PROPERTY
j0114707	APPARENT NON-HOA PROPERTY
j0114534	APPARENT NON-HOA PROPERTY
j0115537	APPARENT NON-HOA PROPERTY
j0114357	APPARENT NON-HOA PROPERTY
j0114375	APPARENT NON-HOA PROPERTY
j0115288	APPARENT NON-HOA PROPERTY
j0117162	APPARENT NON-HOA PROPERTY
j0118105	APPARENT NON-HOA PROPERTY
j0118283	APPARENT NON-HOA PROPERTY
j1110092	APPARENT NON-HOA PROPERTY
j1110537	APPARENT NON-HOA PROPERTY
j1110268	APPARENT NON-HOA PROPERTY
j0118696	APPARENT NON-HOA PROPERTY
j0119110	APPARENT NON-HOA PROPERTY
j1111119	APPARENT NON-HOA PROPERTY
j0117735	APPARENT NON-HOA PROPERTY
j1110351	APPARENT NON-HOA PROPERTY
j1110913	APPARENT NON-HOA PROPERTY

Page | 12

j1111493	APPARENT NON-HOA PROPERTY
j1111555	APPARENT NON-HOA PROPERTY
j0119077	APPARENT NON-HOA PROPERTY
j0116611	APPARENT NON-HOA PROPERTY
j1110915	APPARENT NON-HOA PROPERTY
j0117833	APPARENT NON-HOA PROPERTY
j0117993	APPARENT NON-HOA PROPERTY
j1111604	APPARENT NON-HOA PROPERTY
j0116011	APPARENT NON-HOA PROPERTY
j0116149	APPARENT NON-HOA PROPERTY
j1110024	APPARENT NON-HOA PROPERTY
j1110993	APPARENT NON-HOA PROPERTY
j0119093	APPARENT NON-HOA PROPERTY
j0118118	APPARENT NON-HOA PROPERTY
j1110159	APPARENT NON-HOA PROPERTY
j1110629	APPARENT NON-HOA PROPERTY
j1111146	APPARENT NON-HOA PROPERTY
j1111513	APPARENT NON-HOA PROPERTY
j0114688	APPARENT NON-HOA PROPERTY
j0114727	APPARENT NON-HOA PROPERTY
j0114733	APPARENT NON-HOA PROPERTY
j0114775	APPARENT NON-HOA PROPERTY
j0114998	APPARENT NON-HOA PROPERTY
j0115039	APPARENT NON-HOA PROPERTY
j0115245	APPARENT NON-HOA PROPERTY
j0115506	APPARENT NON-HOA PROPERTY
j0115630	APPARENT NON-HOA PROPERTY
j0115633	APPARENT NON-HOA PROPERTY
j0115776	APPARENT NON-HOA PROPERTY
j0116308	APPARENT NON-HOA PROPERTY
j0117347	APPARENT NON-HOA PROPERTY
j0117374	APPARENT NON-HOA PROPERTY
j0117446	APPARENT NON-HOA PROPERTY
j0117625	APPARENT NON-HOA PROPERTY
j0117699	APPARENT NON-HOA PROPERTY
j0117723	APPARENT NON-HOA PROPERTY
j0117820	APPARENT NON-HOA PROPERTY
j0117830	APPARENT NON-HOA PROPERTY
j0117862	APPARENT NON-HOA PROPERTY
j0117925	APPARENT NON-HOA PROPERTY
j0118227	APPARENT NON-HOA PROPERTY
j0118295	APPARENT NON-HOA PROPERTY
j0118333	APPARENT NON-HOA PROPERTY

Page | 13

j0118692	APPARENT NON-HOA PROPERTY
j0118794	APPARENT NON-HOA PROPERTY
j0118826	APPARENT NON-HOA PROPERTY
j0119099	APPARENT NON-HOA PROPERTY
j0119101	APPARENT NON-HOA PROPERTY
j0119301	APPARENT NON-HOA PROPERTY
j0119355	APPARENT NON-HOA PROPERTY
j1110006	APPARENT NON-HOA PROPERTY
j1110022	APPARENT NON-HOA PROPERTY
j1110104	APPARENT NON-HOA PROPERTY
j1110190	APPARENT NON-HOA PROPERTY
j1110486	APPARENT NON-HOA PROPERTY
j1110620	APPARENT NON-HOA PROPERTY
j1110748	APPARENT NON-HOA PROPERTY
j1110778	APPARENT NON-HOA PROPERTY
j1110840	APPARENT NON-HOA PROPERTY
j1110843	APPARENT NON-HOA PROPERTY
j1110856	APPARENT NON-HOA PROPERTY
j1110911	APPARENT NON-HOA PROPERTY
j1110916	APPARENT NON-HOA PROPERTY
j1110979	APPARENT NON-HOA PROPERTY
j1111036	APPARENT NON-HOA PROPERTY
j1111185	APPARENT NON-HOA PROPERTY
j1111321	APPARENT NON-HOA PROPERTY
j1111441	APPARENT NON-HOA PROPERTY
j1111746	APPARENT NON-HOA PROPERTY
j0117847	APPARENT NON-HOA PROPERTY
j1110034	APPARENT NON-HOA PROPERTY
j1110681	APPARENT NON-HOA PROPERTY
j0114753	APPARENT NON-HOA PROPERTY
j0115468	APPARENT NON-HOA PROPERTY
j0119383	APPARENT NON-HOA PROPERTY
j1110855	APPARENT NON-HOA PROPERTY
j1110952	APPARENT NON-HOA PROPERTY
j1110430	APPARENT NON-HOA PROPERTY
j0117409	APPARENT NON-HOA PROPERTY
j0118126	APPARENT NON-HOA PROPERTY
j1110369	APPARENT NON-HOA PROPERTY
j1111510	APPARENT NON-HOA PROPERTY
j0115215	APPARENT NON-HOA PROPERTY
j0118058	APPARENT NON-HOA PROPERTY
j0116386	APPARENT NON-HOA PROPERTY
j0118260	APPARENT NON-HOA PROPERTY

Page | 14

j0119233	APPARENT NON-HOA PROPERTY
j1111459	APPARENT NON-HOA PROPERTY
j0115865	APPARENT NON-HOA PROPERTY
j0115954	APPARENT NON-HOA PROPERTY
j0118285	APPARENT NON-HOA PROPERTY
j0118459	APPARENT NON-HOA PROPERTY
j0119052	APPARENT NON-HOA PROPERTY
j0119061	APPARENT NON-HOA PROPERTY
j1110239	APPARENT NON-HOA PROPERTY
j0114794	APPARENT NON-HOA PROPERTY
j0114801	APPARENT NON-HOA PROPERTY
j0114630	APPARENT NON-HOA PROPERTY
j0115118	APPARENT NON-HOA PROPERTY
j0116240	APPARENT NON-HOA PROPERTY
j0117935	APPARENT NON-HOA PROPERTY
j0117891	APPARENT NON-HOA PROPERTY
j0117951	APPARENT NON-HOA PROPERTY
j0114726	APPARENT NON-HOA PROPERTY
j0115420	APPARENT NON-HOA PROPERTY
j0117225	APPARENT NON-HOA PROPERTY
j0117466	APPARENT NON-HOA PROPERTY
j0114445	APPARENT NON-HOA PROPERTY
j0114742	APPARENT NON-HOA PROPERTY
j0114895	APPARENT NON-HOA PROPERTY
j0117251	APPARENT NON-HOA PROPERTY
j0114369	APPARENT NON-HOA PROPERTY
j0114723	APPARENT NON-HOA PROPERTY
j0114724	APPARENT NON-HOA PROPERTY
j0114745	APPARENT NON-HOA PROPERTY
j0117221	APPARENT NON-HOA PROPERTY
j0114645	APPARENT NON-HOA PROPERTY
j0114846	APPARENT NON-HOA PROPERTY
j0118722	APPARENT NON-HOA PROPERTY
j1111477	APPARENT NON-HOA PROPERTY
j0116196	APPARENT NON-HOA PROPERTY
j0117243	APPARENT NON-HOA PROPERTY
j0117597	APPARENT NON-HOA PROPERTY
j0115210	APPARENT NON-HOA PROPERTY
j0115384	APPARENT NON-HOA PROPERTY
j0116911	APPARENT NON-HOA PROPERTY

Page | 15